SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
Operating revenues	$ 829,447,000	$ 819,785,000	$ 769,982,000	$ 732,588,000	$ 700,751,000	$ 644,095,000	$ 604,406,000	$ 594,642,000	$ 3,151,802,000	$ 2,543,894,000	$ 1,875,162,000
Operating income	239,380,000	232,655,000	207,025,000	230,539,000	193,102,000	174,418,000	164,265,000	170,726,000	909,599,000	702,511,000	451,796,000
Income from continuing operations	149,606,000	149,943,000	129,763,000	144,297,000	121,514,000	109,828,000	98,961,000	104,365,000	573,609,000	434,668,000	286,081,000
Net income	157,115,000	149,925,000	129,719,000	144,286,000	121,420,000	109,826,000	98,790,000	104,150,000	581,045,000	434,186,000	156,312,000
Basic earnings per common share:
Income from continuing operations (in dollars per share)	$ 1.41	$ 1.40	$ 1.20	$ 1.34	$ 1.13	$ 1.02	$ 0.92	$ 0.98	$ 5.35	$ 4.06	$ 2.70
Net income (in dollars per share)	$ 1.48	$ 1.40	$ 1.20	$ 1.34	$ 1.13	$ 1.02	$ 0.92	$ 0.98	$ 5.42	$ 4.06	$ 1.47
Diluted earnings per common share:
Income from continuing operations (in dollars per share)	$ 1.39	$ 1.38	$ 1.18	$ 1.32	$ 1.11	$ 1.01	$ 0.91	$ 0.96	$ 5.27	$ 3.99	$ 2.66
Net income (in dollars per share)	$ 1.46	$ 1.38	$ 1.18	$ 1.32	$ 1.11	$ 1.01	$ 0.91	$ 0.96	$ 5.34	$ 3.99	$ 1.45
Gain from the sale of assets, net	3,000,000	1,300,000	4,900,000	3,000,000	2,400,000	2,200,000	2,600,000	1,700,000
Gain from the sale of assets, per diluted share (in dollars per share)	$ 0.03	$ 0.01	$ 0.05	$ 0.03	$ 0.02	$ 0.02	$ 0.02	$ 0.02
Gain from the sale of investment securities, net						$ 600,000
Gain from the sale of investment securities, per diluted share (in dollars per share)						$ 0.01